Label	Element	Value
MFS Diversified Income Fund | MFS Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000356349_SupplementTextBlock	Effective immediately, the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Risk/Return [Heading]	rr_RiskReturnHeading	MFS Diversified Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in a broad range of debt instruments and equity securities of U.S. and foreign issuers, including convertible securities, real estate-related investments, and emerging market securities. MFS may invest the fund's assets in other mutual funds advised by MFS that invest in such instruments and securities instead of investing directly in such instruments and securities.

MFS allocates the fund’s assets across these categories based on its interpretation of economic and money market conditions, fiscal and monetary policy and asset class and/or security values. These allocations may vary from time to time.

MFS focuses the fund’s debt investments on U.S. Government securities, less than investment grade quality debt instruments (lower quality debt instruments), and debt instruments of emerging market issuers. Of the fund’s investments in debt instruments, MFS may invest up to 100% of these investments directly or indirectly in lower quality debt instruments.

For the equity portion of the fund, MFS focuses on investing the fund’s assets in dividend-paying stocks and/or in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). While MFS may invest the equity portion of the fund’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

For the real estate-related portion of the fund, MFS invests the fund’s assets in real estate investment trusts (REITs) and other companies principally engaged in the real estate industry. MFS generally focuses the fund’s investments in equity REITs, but may also invest in mortgage REITs and other real estate-related investments.  Issuers of real estate-related investments tend to be small- to medium-sized.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected based on fundamental analysis of individual issuers and instruments and quantitative models that systematically evaluate issuers and instruments. In structuring the fund, MFS may also consider top-down factors.